Cover	Dec. 19, 2022
Cover [Abstract]
Entity Registrant Name	TAUTACHROME, INC.
Entity Central Index Key	0001389067
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 19, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-2340972
Written Communications	false
Entity Address Address Line 1	1846 E. Innovation Park Drive
Entity Address City Or Town	Oro Valley
Entity Address State Or Province	AZ
Entity File Number	333-141907
Entity Address Postal Zip Code	85755
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false